CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 34,096	$ 105,570
Restricted cash	6,819	1,661
Accounts receivable, net of allowance for doubtful accounts of $841 and $555 in 2011 and 2010, respectively	30,993	24,675
Operating supplies	4,520	3,176
Prepaid expenses	3,212	3,643
Other receivables	26,392	24,153
Other current assets	101	117
Total current assets	106,133	162,995
NONCURRENT ASSETS
Other receivables	15,370	5,796
Restricted cash	1,483	1,183
Vessels and equipment, net	671,445	612,696
Dry dock	5,088	5,688
Investments in and receivables from affiliates	6,851	6,824
Intangible assets	976	1,151
Goodwill	5,015	5,015
Other assets	12,573	13,145
Deferred income tax assets	5,353	9,304
Total noncurrent assets	724,154	660,802
Total assets	830,287	823,797
CURRENT LIABILITIES
Accounts payable	33,990	24,054
Accrued interest	4,769	2,278
Current portion of long-term financial debt	21,504	27,586
Other current liabilities	13,625	10,759
Total current liabilities	73,888	64,677
NONCURRENT LIABILITIES
Long-term financial debt	491,489	471,793
Deferred income tax liabilities	12,951	16,142
Other liabilities	1,788	2,391
Total noncurrent liabilities	506,228	490,326
Total liabilities	580,116	555,003
EQUITY
Common stock, $01 par value: 100,000,000 authorized shares; 30,011,628 and 29,943,653 shares outstanding in 2011 and 2010, respectively	339	338
Additional paid-in capital	272,302	271,224
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Retained earnings (deficit)	(6,819)	11,986
Accumulated other comprehensive income (loss)	(2,037)	(597)
Total Ultrapetrol (Bahamas) Limited stockholders equity	244,297	263,463
Noncontrolling interest	5,874	5,331
Total equity	250,171	268,794
Total liabilities and equity	$ 830,287	$ 823,797